Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of reserves within equity [line items]
Balance - Beginning of fiscal year	$ (7,462)	$ (4,045)
Foreign currency differences on translation of foreign operations	7,083	(732)
Change in net unrealized gain (loss) on cash flow hedging instruments	2,258	(2,753)
Deferred income tax recovery	0	68
Balance - End of fiscal year	1,879	(7,462)
Foreign currency differences on translation of foreign operations
Disclosure of reserves within equity [line items]
Balance - Beginning of fiscal year	(4,966)	(4,234)
Foreign currency differences on translation of foreign operations	7,083	(732)
Change in net unrealized gain (loss) on cash flow hedging instruments	0	0
Deferred income tax recovery	0	0
Balance - End of fiscal year	2,117	(4,966)
Hedging reserve
Disclosure of reserves within equity [line items]
Balance - Beginning of fiscal year	(2,496)	189
Foreign currency differences on translation of foreign operations	0	0
Change in net unrealized gain (loss) on cash flow hedging instruments	2,258	(2,753)
Deferred income tax recovery	0	68
Balance - End of fiscal year	$ (238)	$ (2,496)